Reportable segments - Segments by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Non-current assets at December 31, 2024
Investment accounted for under the equity method	585,794	86,417	54,386
Intangible assets other than goodwill	167,968	155,874	166,336
Goodwill	948	958	967
Property, plant and equipment, net	4,433,645	3,609,937	2,726,838
Right-of-use assets	84,070	73,193	60,867
Other non-current assets	364,166	373,700	52,396
Non-current assets	5,636,591	4,300,079	3,061,790
Chile
Disclosure of operating segments [line items]
Revenue	171,551	169,681	223,148
Non-current assets at December 31, 2024
Investment accounted for under the equity method	0	0	0
Intangible assets other than goodwill	73,762	67,671	75,666
Goodwill	0	0	0
Property, plant and equipment, net	3,465,971	2,888,778	2,269,923
Right-of-use assets	46,122	32,359	32,312
Other non-current assets	68,777	60,363	46,640
Non-current assets	3,654,632	3,049,171	2,424,541
Latin America and the Caribbean
Disclosure of operating segments [line items]
Revenue	240,629	210,299	339,940
Non-current assets at December 31, 2024
Investment accounted for under the equity method	0	22,490	20,792
Intangible assets other than goodwill	450	360	428
Goodwill	86	86	86
Property, plant and equipment, net	6,651	776	743
Right-of-use assets	1,806	19	47
Other non-current assets	29	18	17
Non-current assets	9,022	23,749	22,113
Europe
Disclosure of operating segments [line items]
Revenue	681,607	828,112	932,558
Non-current assets at December 31, 2024
Investment accounted for under the equity method	13,912	42,726	15,939
Intangible assets other than goodwill	6,466	6,440	6,497
Goodwill	138	148	158
Property, plant and equipment, net	10,598	14,485	14,978
Right-of-use assets	3,234	3,716	1,651
Other non-current assets	0	0	6
Non-current assets	34,348	67,515	39,229
North America
Disclosure of operating segments [line items]
Revenue	689,794	783,611	914,187
Non-current assets at December 31, 2024
Investment accounted for under the equity method	17,470	17,657	17,655
Intangible assets other than goodwill	547	876	1,345
Goodwill	724	724	723
Property, plant and equipment, net	8,277	6,322	4,506
Right-of-use assets	6,112	8,619	2,739
Other non-current assets	5,413	5,099	4,706
Non-current assets	38,543	39,297	31,674
Asia and others
Disclosure of operating segments [line items]
Revenue	2,745,180	5,475,787	8,300,745
Non-current assets at December 31, 2024
Investment accounted for under the equity method	554,412	3,544	0
Intangible assets other than goodwill	86,743	80,527	82,400
Goodwill	0	0	0
Property, plant and equipment, net	942,148	699,576	436,688
Right-of-use assets	26,796	28,480	24,118
Other non-current assets	289,947	308,220	1,027
Non-current assets	$ 1,900,046	$ 1,120,347	$ 544,233